Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001352621
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2025
TOPS Managed Risk Flex ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Managed Risk Flex ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal period ended December 31, 2024, the Portfolio’s turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility (i.e., the range in which the Portfolio’s return fluctuates over time). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

■	Government Fixed Income Securities

■	Corporate Fixed Income Securities

■	Common and Preferred Stocks

■	Real Estate-Related Securities (“REITS”)

■	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and Natural Resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 20% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser may allocate up to 70% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser may allocate up to 80% of Portfolio assets to a combination of equity ETFs, equity derivatives, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks, those with a lower-than-average price-to-earnings ratio, to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The adviser seeks to manage return volatility by employing a sub-adviser to execute the portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser monitors liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

There is no guarantee the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

The Portfolio and the adviser have received a Securities and Exchange Commission (“SEC”) order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

■	Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

■	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. As interest rates continue to rise, a heightened risk is posed to a fund whose portfolios include longer-term fixed income securities.

■	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

■	ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

■	Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

■	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

■	Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

■	Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

■	Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

■	Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates cause a decline in the value of fixed income securities.

■	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

■	Large Capitalization Company Risk: Large capitalization companies may underperform stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

■	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. A potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

■	Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s portfolio managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

■	Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

■	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

■	Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

■	Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

■	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

■	Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties it owned by the relevant REITs and on how well those REITs manage those properties.

■	Small and Medium Capitalization Company Risk: The value of a small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2020	7.60%
Worst Quarter:	1st Quarter 2020	(10.10)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.10%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Its performance does not reflect any deduction for fees, management expenses or taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Flex ETF Portfolio | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%	[1]
TOPS Managed Risk Flex ETF Portfolio | TOPS Managed Risk Flex ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2015	rr_AnnualReturn2015	(5.20%)
Annual Return 2016	rr_AnnualReturn2016	5.36%
Annual Return 2017	rr_AnnualReturn2017	11.24%
Annual Return 2018	rr_AnnualReturn2018	(6.45%)
Annual Return 2019	rr_AnnualReturn2019	14.57%
Annual Return 2020	rr_AnnualReturn2020	5.15%
Annual Return 2021	rr_AnnualReturn2021	8.79%
Annual Return 2022	rr_AnnualReturn2022	(12.12%)
Annual Return 2023	rr_AnnualReturn2023	9.28%
Annual Return 2024	rr_AnnualReturn2024	6.19%
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2013
TOPS Managed Risk Flex ETF Portfolio | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

TOPS Managed Risk Flex ETF Portfolio | Duration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. As interest rates continue to rise, a heightened risk is posed to a fund whose portfolios include longer-term fixed income securities.

TOPS Managed Risk Flex ETF Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

TOPS Managed Risk Flex ETF Portfolio | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

TOPS Managed Risk Flex ETF Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

TOPS Managed Risk Flex ETF Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

TOPS Managed Risk Flex ETF Portfolio | Fund Of Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

TOPS Managed Risk Flex ETF Portfolio | Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

TOPS Managed Risk Flex ETF Portfolio | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

TOPS Managed Risk Flex ETF Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates cause a decline in the value of fixed income securities.

TOPS Managed Risk Flex ETF Portfolio | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

TOPS Managed Risk Flex ETF Portfolio | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Large Capitalization Company Risk: Large capitalization companies may underperform stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

TOPS Managed Risk Flex ETF Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. A potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

TOPS Managed Risk Flex ETF Portfolio | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s portfolio managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

TOPS Managed Risk Flex ETF Portfolio | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

■	Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

TOPS Managed Risk Flex ETF Portfolio | Market And Geopolitical Risk [Member]
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■	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

TOPS Managed Risk Flex ETF Portfolio | Model Risk [Member]
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■	Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

TOPS Managed Risk Flex ETF Portfolio | Natural Resource Risk [Member]
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■	Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

TOPS Managed Risk Flex ETF Portfolio | Preferred Stock Risk [Member]
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■	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

TOPS Managed Risk Flex ETF Portfolio | Real Estate Risk [Member]
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■	Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties it owned by the relevant REITs and on how well those REITs manage those properties.

TOPS Managed Risk Flex ETF Portfolio | Small And Medium Capitalization Company Risk [Member]
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■	Small and Medium Capitalization Company Risk: The value of a small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

[1]	Inception date of the Portfolio is August 27, 2013.
[2]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings).
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.